UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2011

1.814091.106

CTF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Connecticut - 89.6%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,426,657
4.5% 8/15/21	1,225,000	1,320,085
4.5% 8/15/22	1,325,000	1,403,241
5% 8/15/18	1,500,000	1,734,660
5% 8/15/19	750,000	851,475
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	794,843
Series 2010 B, 4% 10/15/19	1,110,000	1,190,220
Branford Gen. Oblig. 5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	514,385
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,766,556
5.375% 8/15/18 (FSA Insured)	3,400,000	3,529,404
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,104,190
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,440,173
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,823,148
5% 12/1/17 (FSA Insured)	1,830,000	2,008,553
5% 12/1/18 (FSA Insured)	1,635,000	1,774,825
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,859,320
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,865,000	5,479,376
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	4,150,000	4,202,166
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	4,075,000	4,126,304
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (b)	4,060,000	4,226,947
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	3,793,150
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	2,962,710
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	$ 1,925,000	$ 2,259,777
Series 2006 D:
5% 11/1/24	17,980,000	19,163,084
5% 11/1/25	10,000,000	10,584,700
Series 2006 E:
5% 12/15/16	3,020,000	3,474,993
5% 12/15/20	5,565,000	6,189,170
Series 2006 F, 5% 12/1/21	14,000,000	15,327,480
Series 2007 D, 5% 12/1/19	1,745,000	1,969,075
Series 2008 A, 5% 4/15/27	5,000,000	5,294,100
Series 2008 B, 5% 4/15/28	4,000,000	4,212,520
Series A:
5% 2/15/27	5,000,000	5,323,500
5% 2/15/28	2,500,000	2,637,400
5% 2/15/29	2,500,000	2,633,950
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,606,405
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,180,930
Series M, 5% 7/1/34	1,000,000	948,490
Series O, 5% 7/1/40	2,000,000	1,860,540
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,153,643
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,014,620
Series G, 5% 7/1/38	3,000,000	2,833,440
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (b)	2,305,000	2,786,561
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,083,460
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,982,240
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,744,145
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	12,228,442
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,115,380
5% 7/1/30	2,000,000	2,061,520
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	$ 1,000,000	$ 973,490
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,114,927
Series Y1, 5% 7/1/35	9,000,000	9,118,080
Series Z1, 5% 7/1/42	3,335,000	3,386,159
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,357,858
5% 7/1/18 (AMBAC Insured)	3,020,000	3,233,756
5% 7/1/19 (AMBAC Insured)	2,035,000	2,149,672
5% 7/1/31 (AMBAC Insured)	7,000,000	6,756,960
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (a)	1,520,000	1,611,109
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1992 B, 6.125% 9/1/12	5,960,000	6,247,749
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,653,896
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,153,560
5% 7/1/23	3,260,000	3,421,240
Series 2007 A:
5% 8/1/26	3,800,000	3,993,154
5% 8/1/27 (AMBAC Insured)	2,000,000	2,094,760
Series 2008 A, 5% 11/1/21	5,000,000	5,457,800
Series 2009 1, 5% 2/1/17	10,000,000	11,342,100
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,176,320
Series 2008 A:
5% 2/1/16	5,500,000	6,284,685
5% 2/1/17	3,000,000	3,463,170
Series 2009 A:
5% 6/1/23	1,750,000	1,936,498
5% 6/1/25	7,210,000	7,827,681
5% 6/1/26	2,000,000	2,156,640
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,351,685
5% 7/1/20	1,220,000	1,429,108
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	285,225
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
East Lyme Gen. Oblig. Series 2010: - continued
4% 7/15/18	$ 535,000	$ 585,659
4% 7/15/19	335,000	364,008
4% 7/15/21	360,000	383,738
4% 7/15/22	325,000	338,930
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	940,819
5% 7/1/18	350,000	402,178
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,766,505
5% 7/1/17	1,000,000	1,169,030
5% 7/1/18	1,000,000	1,175,190
5% 7/1/19	3,225,000	3,801,114
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	795,182
4% 9/15/19	500,000	526,680
4% 9/15/20	250,000	261,168
Series A:
4% 9/15/20	1,445,000	1,548,563
4% 9/15/21	905,000	960,766
5% 9/15/19	325,000	381,358
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	951,230
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	957,320
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,508,256
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,845,690
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,802,289
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,132,860
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,485,081
5% 8/1/15	1,000,000	1,129,200
5% 8/1/17	2,680,000	3,074,550
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	275,743
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Monroe Gen. Oblig. Series 2009: - continued
4% 5/1/13	$ 500,000	$ 533,540
4% 5/1/14	800,000	868,232
5% 5/1/15	500,000	566,435
5% 5/1/16	1,000,000	1,149,040
5% 5/1/18	500,000	582,545
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (a)	1,335,000	1,351,461
5% 6/15/17 (AMBAC Insured) (a)	775,000	777,999
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,210,000	2,477,410
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,810
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,194,675
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,198,890
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (b)	30,000	33,126
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,249,437
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,858,194
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (b)	1,925,000	2,179,196
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,856,499
5% 11/1/16 (AMBAC Insured)	6,000,000	6,696,360
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,108,960
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,091,100
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,275,100
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,171,503
5% 1/15/17 (AMBAC Insured)	1,025,000	1,183,957
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	701,160
Norwalk Gen. Oblig. Series 2010 B:
4.5% 7/1/21	1,465,000	1,626,223
5% 7/1/23	975,000	1,094,613
5% 7/1/26	625,000	679,313
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	$ 600,000	$ 639,510
4% 7/15/21	600,000	625,224
4% 7/15/22	600,000	611,736
4% 7/15/23	600,000	605,586
Reg'l. School District #15:
4% 7/1/16	750,000	819,083
4% 7/1/22	1,520,000	1,575,070
Ridgefield Gen. Oblig. Series 2009, 5% 9/15/18	3,535,000	4,202,443
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,534,620
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,535,806
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,769,048
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,148,265
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,117,767
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	24,060,742
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,281,123
5% 7/1/18	3,600,000	4,228,056
5.25% 7/15/15	3,000,000	3,283,350
5.5% 7/15/14	1,250,000	1,326,500
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,191,146
Series 2009:
4% 9/15/17	850,000	931,779
4% 9/15/19	400,000	434,308
4% 9/15/20	525,000	563,855
4% 9/15/21	500,000	531,965
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,154,700
Series 2010 A, 5% 2/15/29	2,805,000	2,947,410
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,060,000	$ 1,238,239
Series 2009 B:
4.5% 7/1/20	1,375,000	1,527,006
5% 7/1/18	2,635,000	3,042,977
5% 7/1/19	1,000,000	1,155,940
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (b)	1,135,000	1,274,480
Series 2010 A:
5% 7/1/19	3,175,000	3,742,182
5% 7/1/20	2,195,000	2,584,986
5% 7/1/21	1,000,000	1,167,840
5% 7/1/22	1,210,000	1,388,596
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,625,006
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,033,518
5% 8/1/22	2,000,000	2,285,260
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	838,128
Series 2009, 5% 2/1/21	480,000	548,602
Series 2010:
4% 11/1/20	1,050,000	1,160,660
4% 11/1/21	1,000,000	1,090,310
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	352,212
5% 1/15/20	350,000	411,880
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	581,421
4% 7/15/19	500,000	540,510
4% 7/15/20	460,000	490,866
		460,270,831
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,037,050
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 7.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,077,820
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,611,800
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,093,570
Series CC, 5.25% 7/1/33	2,495,000	2,372,096
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,870,556
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,420,770
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,333,999
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,055,660
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	265,000	279,003
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,089,440
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,402,550
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,401,764
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	869,168
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,502,175
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,148,260
		39,528,631
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,384,280
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (a)	1,100,000	904,255
		3,288,535
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $501,267,389)	504,125,047
NET OTHER ASSETS (LIABILITIES) - 1.9%	9,700,840
NET ASSETS - 100%	$ 513,825,887
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $501,222,512. Net unrealized appreciation aggregated $2,902,535, of which $10,689,019 related to appreciated investment securities and $7,786,484 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2011

1.814102.106

NJT-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
New Jersey - 84.4%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity) (c)	$ 3,510,000	$ 4,030,989
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,093,200
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,599,589
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,033
5.25% 8/15/17	20,000	20,986
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,381,145
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,619,420
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,561,968
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,039,700
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,686,755
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,674,400
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,513,440
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,717,704
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,218,676
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,209,101
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,467,057
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,652,199
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,680,138
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,774,123
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	$ 1,250,000	$ 1,383,413
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,737,580
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	746,651
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,152,960
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	857,055
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,370
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,480,265
5.25% 9/15/17	2,000,000	2,167,520
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	850,000	853,035
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,317,369
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	25,118
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	3,741,600
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,879,212
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,214,110
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,746,330
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,218,280
5.5% 12/15/19	8,000,000	8,701,680
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,360,150
Series 2005 O:
5.125% 3/1/28	18,455,000	18,564,064
5.125% 3/1/30	2,175,000	2,185,505
5.25% 3/1/21	2,800,000	2,896,684
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,103,590
5.25% 3/1/22	15,700,000	16,126,098
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/23	$ 3,340,000	$ 3,411,075
5.25% 3/1/24	9,000,000	9,142,290
5.25% 3/1/25	3,000,000	3,050,700
5.25% 3/1/26	9,000,000	9,119,520
Series 2005 P:
5.125% 9/1/28	6,800,000	6,839,236
5.25% 9/1/26	8,000,000	8,118,160
Series 2006 S, 5% 9/1/36	9,000,000	8,784,540
Series 2007 U, 5% 9/1/37	2,000,000	1,945,620
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,098,331
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,632,288
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	2,987,668
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	4,889,400
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	863,700
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,072,420
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,545,585
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100) (c)	1,000,000	1,143,400
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	178,816
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,229,874
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	1,984,740
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,060,300
5% 7/1/12	175,000	184,854
5% 7/1/13	250,000	273,555
5% 7/1/14	235,000	261,922
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Theological Seminary Proj.) Series 2009 B:
5% 7/1/15	$ 235,000	$ 266,798
5% 7/1/17	490,000	566,857
5% 7/1/18	250,000	290,513
5% 7/1/19	200,000	232,958
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	4,393,600
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,682,235
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,775,600
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,916,800
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	3,983,000
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,850,438
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,518,148
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (c)	30,000	35,052
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,564,470
Series 2008 A, 5% 7/1/11	5,820,000	5,886,988
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,685,548
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,421,172
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,052,510
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,207,749
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	2,793,060
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34	2,000,000	1,741,760
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	4,808,300
(Saint Mary's Hosp. - Passaic Proj.):
Series 2007 1, 5% 3/1/20	2,030,000	2,130,627
Series 2007-1, 5% 3/1/21	2,680,000	2,799,796
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,870,835
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,716,536
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	$ 6,000,000	$ 6,418,740
Series 2008 A. 5.25% 10/1/38	5,965,000	5,721,628
Series 2009 A, 5.75% 10/1/31	4,000,000	4,207,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,684,550
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,000
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	7,937,727
Series 2007 1A:
5% 6/1/15	1,000,000	1,025,270
5% 6/1/41	11,735,000	7,032,551
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,509,074
6.5% 1/1/16 (Escrowed to Maturity) (c)	7,745,000	8,708,168
Series 2005 C:
6.5% 1/1/16	595,000	688,790
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	231,996
Series 2009 E, 5.25% 1/1/40	4,920,000	4,890,677
Series 2009 G, 5% 1/1/17	3,745,000	4,061,265
Series 2009 I, 5% 1/1/35	5,000,000	4,863,900
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	152,417
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,000,161
5.75% 12/15/12 (FSA Insured)	5,000,000	5,366,900
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	10,545,231
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,427,000
Series 2005 D, 5% 6/15/20	4,000,000	4,147,800
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,003,100
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,577,500
0% 12/15/34	4,000,000	856,720
0% 12/15/36 (AMBAC Insured)	2,000,000	366,960
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2008 A:
0% 12/15/35	$ 11,000,000	$ 2,112,440
0% 12/15/36	25,000,000	4,447,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,741,259
Series 2009 A:
0% 12/15/36	1,915,000	339,798
0% 12/15/38	12,500,000	1,924,000
0% 12/15/39	10,000,000	1,423,100
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,253,580
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,123,540
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	5,799,546
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	16,491,583
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,634,554
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,375
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,109,180
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,050,103
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,808,375
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,488,861
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,029,236
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,230
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	924,180
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,662,671
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	$ 1,100,000	$ 1,156,848
Series 2009 F:
5% 5/1/30	1,500,000	1,550,670
5% 5/1/39	9,500,000	9,470,835
Series 2010 I, 5% 5/1/29	1,110,000	1,147,851
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,003,900
		486,148,696
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,363,739
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,902,793
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,000,820
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,029,300
Series 2010 D, 5% 1/1/40	4,000,000	3,886,720
		12,183,372
New York & New Jersey - 8.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,005,340
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	7,962,155
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,160,978
134th Series, 5% 1/15/39	4,500,000	4,374,495
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,073,700
140th Series, 5% 12/1/30	5,000,000	5,093,550
141st Series:
5% 9/1/18 (b)	6,000,000	6,422,820
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,546,472
163rd Series, 5% 7/15/35	3,255,000	3,223,134
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,144,750
		48,007,394
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	$ 3,000,000	$ 3,052,590
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,112,040
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,089,440
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,206,000
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,853,119
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,086,460
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	766,920
0% 8/1/47 (AMBAC Insured)	1,000,000	84,290
Series 2009 A, 6.5% 8/1/44	1,500,000	1,557,900
Series 2010 C, 6% 8/1/39	2,200,000	2,202,992
		20,011,751
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,020,780
Series 2009 A1, 5% 10/1/24	500,000	495,605
Series 2009 B, 5% 10/1/25	1,200,000	1,181,652
		2,698,037
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $569,270,291)	569,049,250
NET OTHER ASSETS (LIABILITIES) - 1.2%	6,989,406
NET ASSETS - 100%	$ 576,038,656
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $569,071,801. Net unrealized depreciation aggregated $22,551, of which $11,295,875 related to appreciated investment securities and $11,318,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011